Discontinued Operation (Narrative) (Details) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 Liacom Systems Ltd [Member]	Feb. 28, 2013 BridgeQuest [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Interest disposed of during period				51.00%
Total consideration for sale of subsidiary				$ 1,750,000	$ 6,500
Loss on sale	$ 1,195,000	$ (4,063,000)	$ (3,989,000)	$ (703,000)